LEASES - Amounts Recognized in Profit or Loss, and the Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases [Abstract]
Interest on lease liability	$ 2,197	$ 269
Variable lease payments not included in the measurement of lease liabilities	20,654	26,167
Income from sub-leasing right-of-use assets	72	30
Expenses relating to short-term leases	4,610	8,532
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	427	192
Total cash outflow from financing activities	10,216	14,673
Total cash outflow from operating activities	$ 21,781	$ 28,212